Other Accounts Receivable - Schedule Of Guarantee Deposits (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	S/ 13,201	S/ 15,137
Gross carrying amount [member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	98,046	167,769
Guarantee Deposits Current, Non current	83,354	12,241
Guarantee Deposits	181,400	180,010
Talara Refinery [member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	308	72,992
Guarantee Deposits Current, Non current	55,259
Guarantee Deposits	55,567	72,992
Retention Toquepala [Member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	19,630	15,633
Guarantee Deposits	19,630	15,633
Retention Minera Teck [Member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	16,075	2,848
Guarantee Deposits	16,075	2,848
Retention Quellaveco [Member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	15,926	2,996
Guarantee Deposits	15,926	2,996
Joint Operations Retention [Member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	15,654	43,268
Guarantee Deposits Current, Non current	13,921
Guarantee Deposits	29,575	43,268
Retention Morelco [Member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	15,261	16,282
Guarantee Deposits	15,261	16,282
Retention Marcobre [Member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	5,052
Guarantee Deposits	5,052
SBLC guarantees - Sale of CAM Chile S.p.A. [Member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	3,576	7,980
Guarantee Deposits Current, Non current	11,150	12,241
Guarantee Deposits	14,726	20,221
Others [member]
Disclosure Of Detailed Information About Guarantee Deposits [Line Items]
Guarantee Deposits, Current	6,564	5,770
Guarantee Deposits Current, Non current	3,024
Guarantee Deposits	S/ 9,588	S/ 5,770